UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	2/28/14

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Select Managers Small Cap Value Fund
February 28, 2014 (Unaudited)

Common Stocks--96.2%	Shares		Value ($)
Automobiles & Components--1.7%
Cooper Tire & Rubber	104,180		2,597,207
Dana Holding	68,400		1,482,912
Gentherm	53,100	a	1,501,668
Modine Manufacturing	82,990	a	1,227,422
Motorcar Parts of America	43,000	a	1,059,090
Remy International	2,300		51,267
Thor Industries	55,677		3,118,468
Visteon	7,930	a	661,600
			11,699,634
Banks--10.1%
Bank of Hawaii	5,149		300,959
Bank of the Ozarks	10,700		678,594
BankUnited	81,454		2,727,080
BBCN Bancorp	100,727		1,714,374
BofI Holding	14,900	a	1,387,190
Bryn Mawr Bank	49,570		1,412,249
Centerstate Banks	114,570		1,252,250
City Holding	23,570	b	1,043,680
City National	15,700		1,174,831
Columbia Banking System	51,400		1,347,708
Comerica	37,927		1,827,323
Community Bank System	44,345		1,615,488
CVB Financial	115,870		1,804,096
Dime Community Bancshares	62,270		1,046,136
Eagle Bancorp	26,850	a	919,881
East West Bancorp	60,408		2,155,962
F.N.B.	101,263		1,234,396
First Commonwealth Financial	138,000		1,175,760
First Financial Bankshares	37,740	b	2,282,515
First Merchants	49,737		1,065,367
First Midwest Bancorp	69,988		1,166,700
First Niagara Financial Group	382,195		3,466,509
FirstMerit	90,763		1,884,240
Flushing Financial	41,735		864,749
Great Southern Bancorp	11,800		338,660
Hancock Holding	58,357		2,010,982

Heritage Financial	70,318		1,246,738
Heritage Financial Group	65,289		1,218,946
Home Loan Servicing Solutions	83,800		1,719,576
Huntington Bancshares	261,310		2,490,284
IBERIABANK	27,100		1,775,050
Independent Bank	17,060		627,637
Investors Bancorp	42,462		1,126,092
MGIC Investment	90,500	a	810,880
National Bank Holdings, Cl. A	54,279		1,065,497
Ocwen Financial	68,720	a	2,572,877
PacWest Bancorp	29,460		1,278,564
Park Sterling	156,739		1,028,208
Popular	31,200	a	892,008
Rockville Financial	84,615		1,114,380
TCF Financial	114,300		1,842,516
Texas Capital Bancshares	56,300	a	3,544,085
Trustmark	37,956		915,878
Umpqua Holdings	94,800	b	1,684,596
Union First Market Bankshares	48,054		1,215,766
Westamerica Bancorporation	48,300	b	2,428,524
Wilshire Bancorp	58,380		592,557
Wintrust Financial	35,200		1,629,056
			70,717,394
Capital Goods--12.0%
AAON	46,660		1,394,201
Aegion	19,028	a	440,498
Aerovironment	41,950	a	1,310,518
Albany International, Cl. A	40,990		1,478,919
Blount International	132,480	a	1,622,880
Brady, Cl. A	5,686		152,101
CLARCOR	46,100		2,670,573
Columbus McKinnon	63,960	a	1,628,422
DXP Enterprises	13,900	a	1,414,464
Dycom Industries	31,060	a	897,323
EnerSys	20,694		1,470,102
ESCO Technologies	38,834		1,391,811
Franklin Electric	15,317		667,668
FreightCar America	78,612		2,009,323
Generac Holdings	35,900		2,045,223
General Cable	40,760		1,254,593
Gibraltar Industries	60,096	a	1,107,569
Graco	51,300		4,002,939
GrafTech International	97,383	a,b	944,615
Granite Construction	33,240		1,221,902

Greenbrier Cos.	30,600	a	1,287,342
H&E Equipment Services	54,000	a	1,766,880
Harsco	37,850		950,792
Hexcel	53,052	a	2,387,340
Hyster-Yale Materials Handling	24,610		2,484,133
II-VI	65,120	a	1,067,317
ITT	32,000		1,404,800
John Bean Technologies	70,770		2,134,423
KBR	73,900		2,041,118
Lawson Products	34,950	a	514,814
Lincoln Electric Holdings	10,600		794,682
Lindsay	12,608	b	1,069,915
LSI Industries	80,505		667,386
Lydall	35,311	a	715,401
Manitowoc	52,300		1,618,162
Meritor	91,700	a	1,137,997
Miller Industries	59,200		1,068,560
Mueller Industries	9,710		606,681
Mueller Water Products, Cl. A	349,750		3,375,088
National Presto Industries	13,350	b	1,028,484
NCI Building Systems	99,020	a	1,689,281
Orbital Sciences	77,110	a	2,191,466
Orion Marine Group	96,023	a	1,084,100
Owens Corning	16,100		736,736
Regal-Beloit	12,000		884,280
Spirit Aerosystems Holdings, Cl. A	78,330	a	2,258,254
Standex International	30,520		1,688,061
Sun Hydraulics	33,800		1,429,740
Teledyne Technologies	23,400	a	2,292,732
Textron	100,570		3,992,629
Titan International	41,430		785,513
TriMas	46,530	a	1,563,873
Triumph Group	8,980		585,496
Tutor Perini	65,100	a	1,604,715
Twin Disc	41,800		1,035,386
Valmont Industries	4,070	b	592,714
Wabash National	67,500	a	911,925
Woodward	42,776		1,864,606
			84,438,466
Commercial & Professional Services--3.5%
ABM Industries	48,400		1,366,332
Acacia Research	61,250	b	938,963
ACCO Brands	134,499	a	796,234
CBIZ	148,700	a,b	1,357,631

CDI	81,518		1,489,334
Clean Harbors	32,300	a	1,526,498
Corporate Executive Board	54,000		4,038,120
Covanta Holding	76,000		1,368,000
Deluxe	94,293		4,759,910
Ennis	35,420		559,636
FTI Consulting	72,874	a	2,127,192
ICF International	25,800	a	1,042,836
Korn/Ferry International	69,231	a	1,757,775
Tetra Tech	52,288	a	1,510,077
			24,638,538
Consumer Durables & Apparel--2.9%
Crocs	21,500	a	327,445
CSS Industries	37,240		1,005,480
Deckers Outdoor	25,600	a	1,903,360
Harman International Industries	16,469		1,724,798
Iconix Brand Group	42,509	a	1,710,562
JAKKS Pacific	192,931	b	1,381,386
LeapFrog Enterprises	126,571	a,b	921,437
M.D.C. Holdings	18,930		590,427
M/I Homes	130,260	a	3,243,474
NACCO Industries, Cl. A	10,700		627,341
Skullcandy	75,700	a	636,637
Smith & Wesson Holding	71,400	a,b	821,100
UCP, Cl. A	66,933		1,064,235
Unifi	70,260	a	1,738,232
Universal Electronics	29,800	a	1,245,342
Wolverine World Wide	65,000		1,713,400
			20,654,656
Consumer Services--1.4%
American Public Education	15,500	a	549,010
Capella Education	27,640		1,837,507
DeVry Education Group	17,140		720,051
Ignite Restaurant Group	18,195	a	222,707
Interval Leisure Group	122,400		3,328,056
LifeLock	52,900	a	1,053,239
Ruby Tuesday	88,200	a	540,666
Ruth's Hospitality Group	41,734		515,832
Wendy's	107,100		1,026,018
			9,793,086
Diversified Financials--4.1%
Ares Capital	130,513		2,353,149
Asta Funding	35,560	a	298,704
Cash America International	35,100		1,404,702

DFC Global	67,900	a	558,817
Eaton Vance	114,732		4,341,459
Encore Capital Group	40,000	a,b	1,944,800
Fifth Street Finance	62,145		610,264
First Cash Financial Services	80,900	a	4,273,947
ING US	38,580		1,383,865
Janus Capital Group	93,926		1,051,032
New Mountain Finance	44,569		669,426
PHH	92,370	a,b	2,404,391
PICO Holdings	48,287	a	1,212,487
Stifel Financial	63,635	a	3,060,207
Walter Investment Management	74,393	a,b	1,900,741
World Acceptance	17,463	a,b	1,673,829
			29,141,820
Energy--5.8%
Approach Resources	120,840	a,b	2,691,107
Atwood Oceanics	30,882	a	1,463,498
Bill Barrett	60,810	a	1,540,925
Cal Dive International	579,790	a,b	1,026,228
CARBO Ceramics	31,800	b	3,944,790
Delek US Holdings	44,900		1,246,424
Emerald Oil	114,090	a	873,929
Energy XXI	53,300	b	1,234,428
ERA Group	51,390	a	1,451,768
GulfMark Offshore, Cl. A	22,675		1,075,702
Helix Energy Solutions Group	62,400	a	1,475,136
ION Geophysical	241,700	a	983,719
Kodiak Oil & Gas	81,785	a	965,881
McDermott International	183,910	a,b	1,531,970
Natural Gas Services Group	17,420	a	566,150
Newpark Resources	90,600	a,b	1,007,472
Parker Drilling	4,790	a	38,655
PDC Energy	27,440	a	1,704,847
PetroQuest Energy	174,264	a	824,269
Rosetta Resources	8,920	a	395,780
Stone Energy	60,679	a	2,180,803
Synergy Resources	177,930	a	1,884,279
TETRA Technologies	186,300	a	2,235,600
Tidewater	34,089		1,660,816
Triangle Petroleum	30,024	a	269,015
Ultra Petroleum	31,640	a,b	796,062
Warren Resources	332,275	a	1,471,978
Western Refining	20,700		754,515
World Fuel Services	68,000		3,061,360

WPX Energy	33,800	a	595,556
			40,952,662
Exchange-Traded Funds--.3%
iShares Russell 2000 ETF	9,000	b	1,057,680
iShares Russell 2000 Value ETF	10,769	b	1,076,900
			2,134,580
Food & Staples Retailing--.8%
Andersons	19,050		1,044,702
Safeway	86,100		3,224,445
Spartan Stores	41,702		942,048
Village Super Market, Cl. A	27,900		764,739
			5,975,934
Food, Beverage & Tobacco--1.6%
Crimson Wine Group	107,970	a	865,919
Darling International	139,130	a	2,807,643
Hillshire Brands	36,170		1,358,184
National Beverage	134,800	a	2,836,192
Sanderson Farms	15,800		1,214,072
TreeHouse Foods	27,600	a	1,966,776
			11,048,786
Health Care Equipment & Services--5.6%
Accuray	63,570	a,b	596,287
Air Methods	24,500	a	1,323,490
Allscripts Healthcare Solutions	201,660	a	3,744,826
AmSurg	28,180	a	1,235,975
AngioDynamics	54,939	a	846,061
Antares Pharma	296,250	a,b	1,318,313
Chemed	71,469	b	6,046,277
CryoLife	86,099		857,546
Cynosure, Cl. A	52,500	a	1,615,950
Derma Sciences	84,053	a	1,234,739
Gentiva Health Services	15,170	a	162,471
HealthSouth	20,510		670,267
Hill-Rom Holdings	50,461		1,908,940
Invacare	43,914		870,375
Kindred Healthcare	111,997		2,425,855
Magellan Health Services	40,550	a	2,479,227
Owens & Minor	80,100	b	2,781,072
Patterson	66,400		2,733,024
Providence Service	38,800	a	1,031,692
Symmetry Medical	151,253	a	1,600,257
Syneron Medical	98,920	a	1,099,990
Team Health Holdings	23,400	a	1,053,468
Teleflex	6,140		626,219

WellCare Health Plans	20,115	a	1,243,509
			39,505,830
Household & Personal Products--1.1%
Elizabeth Arden	50,600	a	1,546,842
Nu Skin Enterprises, Cl. A	24,083		2,011,412
WD-40	53,300		3,886,103
			7,444,357
Insurance--4.4%
American Equity Investment Life
Holding	126,955		2,775,236
American Financial Group	10,630		607,611
American National Insurance	9,950		1,129,226
Argo Group International Holdings	17,644		778,806
Assurant	9,310		611,015
Endurance Specialty Holdings	38,000		1,981,320
FBL Financial Group, Cl. A	8,532		356,979
Fidelity National Financial, Cl. A	58,940		1,948,556
HCC Insurance Holdings	30,948		1,358,617
Horace Mann Educators	114,980		3,289,578
The Hanover Insurance Group	35,139		2,067,578
Infinity Property & Casualty	13,600		1,003,000
Kemper	58,270		2,259,711
Maiden Holdings	130,000		1,459,900
Primerica	39,970		1,791,455
RLI	80,800		3,484,904
Stewart Information Services	62,844		2,323,971
Symetra Financial	32,440		639,068
Validus Holdings	37,142		1,367,197
			31,233,728
Materials--6.7%
American Vanguard	76,820		1,709,245
AptarGroup	10,160		672,287
Avery Dennison	59,590		2,968,774
Balchem	25,400		1,282,954
Carpenter Technology	8,960		529,984
Chemtura	73,900	a	1,829,025
Crown Holdings	66,200	a	2,980,324
Cytec Industries	16,200		1,533,654
FutureFuel	78,200		1,356,770
Glatfelter	48,020		1,457,407
Global Brass & Copper Holdings	50,070		847,685
Greif, Cl. A	24,318		1,217,359
Haynes International	20,230		1,001,992
Headwaters	141,100	a	1,880,863

Intrepid Potash	96,590	a,b	1,430,498
Kaiser Aluminum	51,021		3,601,573
Kraton Performance Polymers	113,420	a	3,146,271
LSB Industries	48,800	a	1,595,272
Materion	57,320		1,696,099
Mercer International	180,685	a	1,577,380
Olin	104,410	b	2,734,498
Olympic Steel	33,930		933,414
PolyOne	56,360		2,113,500
RPM International	16,080		673,109
Sealed Air	48,400		1,647,536
Sensient Technologies	8,372		438,944
Sonoco Products	24,313		1,020,660
Stillwater Mining	68,560	a	928,302
Worthington Industries	61,060		2,433,852
			47,239,231
Media--1.0%
E.W. Scripps, Cl. A	59,100	a	1,159,542
LIN Media, Cl. A	52,000	a	1,185,600
Media General, Cl. A	103,300	a,b	1,959,601
New Media Investment Group	27,441	a	395,154
Starz, Cl. A	40,760	a	1,303,505
World Wrestling Entertainment, Cl. A	36,900		845,748
			6,849,150
Pharmaceuticals, Biotech & Life Sciences--3.0%
Acorda Therapeutics	39,600	a	1,450,944
Affymetrix	130,300	a	1,005,916
Cambrex	176,090	a	3,534,126
Charles River Laboratories
International	54,900	a	3,261,609
Flamel Technologies, ADR	318,569	a	3,185,690
Furiex Pharmaceuticals	12,400	a	1,147,372
Impax Laboratories	43,620	a	1,124,087
Infinity Pharmaceuticals	45,730	a	717,046
Mallinckrodt	10,360	a	701,268
Nordion	148,300	a	1,472,619
Questcor Pharmaceuticals	14,800	b	899,100
Sagent Pharmaceuticals	57,950	a	1,226,222
Theravance	19,900	a,b	736,300
XOMA	95,660	a	799,718
			21,262,017
Real Estate--2.9%
Altisource Portfolio Solutions	28,613	a	2,814,947

AV Homes	67,690	a	1,336,878
Capstead Mortgage	74,900	c	965,461
EPR Properties	34,500	c	1,837,470
First Potomac Realty Trust	76,446	c	969,335
Hersha Hospitality Trust	408,509	c	2,295,821
iStar Financial	52,937	a,c	820,524
LaSalle Hotel Properties	62,960	c	1,973,166
Lexington Realty Trust	149,800	c	1,709,218
Medical Properties Trust	108,855	c	1,435,797
Newcastle Investment	380,100	c	1,862,490
Omega Healthcare Investors	40,855	b,c	1,305,726
Ramco-Gershenson Properties Trust	46,622	c	778,587
			20,105,420
Retailing--3.3%
Ascena Retail Group	87,825	a	1,606,319
Big Lots	82,680	a	2,443,194
Children's Place Retail Stores	30,800	a	1,668,436
CST Brands	40,710		1,324,296
Express	56,300	a	1,029,727
Finish Line, Cl. A	32,792		886,040
Genesco	23,355	a	1,734,109
JOS. A. Bank Clothiers	6,125	a	380,240
New York & Co.	79,200	a	350,856
Office Depot	342,578	a	1,688,910
RadioShack	134,100	a,b	359,388
Rent-A-Center	104,410		2,624,867
Select Comfort	133,804	a	2,416,500
Sonic Automotive, Cl. A	87,091		2,069,282
Stage Stores	78,600		1,556,280
Travelcenters of America	87,500	a	792,750
			22,931,194
Semiconductors & Semiconductor Equipment--5.1%
Amkor Technology	297,200	a,b	1,759,424
ANADIGICS	405,076	a	737,238
Axcelis Technologies	845,305	a	1,885,030
Brooks Automation	82,900		859,673
Cabot Microelectronics	146,160	a	6,455,888
Ceva	40,500	a	732,240
ChipMOS Technologies	60,800		1,386,240
Cirrus Logic	44,700	a,b	860,475
FormFactor	220,778	a	1,574,147
Freescale Semiconductor	78,070	a	1,776,093
GT Advanced Technologies	349,350	a,b	5,006,186
Ikanos Communications	90,600	a	83,352

Integrated Silicon Solution	53,569	a	652,470
Kulicke & Soffa Industries	57,950	a	668,743
LTX-Credence	177,907	a	1,800,419
Mellanox Technologies	25,960	a,b	948,059
Rambus	219,950	a	2,027,939
Silicon Image	195,200	a	1,180,960
Spansion, Cl. A	96,740	a	1,577,829
Teradyne	113,503	b	2,301,841
Ultratech	67,200	a	1,761,984
			36,036,230
Software & Services--7.2%
American Software, Cl. A	83,750		876,025
AVG Technologies	53,600	a	1,003,928
Bankrate	41,950	a,b	844,454
Broadridge Financial Solutions	16,220		612,467
CACI International, Cl. A	19,956	a	1,573,131
Cadence Design Systems	88,300	a	1,353,639
Cass Information Systems	64,268		3,341,936
Computer Services	52,643		1,750,380
Comverse	56,303	a	1,948,647
Convergys	141,780		2,902,237
CoreLogic	69,200	a	2,255,920
Covisint	43,800	b	470,850
Digital River	134,500	a	2,390,065
DST Systems	33,000		3,101,340
ExlService Holdings	66,380	a	1,857,976
FalconStor Software	799,739	a	1,383,548
Jack Henry & Associates	73,700		4,284,181
MoneyGram International	29,900	a	568,997
Monotype Imaging Holdings	32,000		910,080
Rovi	151,510	a	3,763,508
SeaChange International	119,000	a	1,255,450
SS&C Technologies Holdings	41,500	a	1,605,220
Syntel	40,300	a	3,802,708
TIBCO Software	59,400	a	1,294,326
Unwired Planet	622,016	a	920,584
VeriFone Systems	44,120	a	1,277,274
Verint Systems	76,238	a	3,568,708
			50,917,579
Technology Hardware & Equipment--7.6%
Aeroflex Holding	106,800	a	853,332
Anixter International	12,006		1,284,042
ARRIS Group	99,600	a	2,858,520
Aviat Networks	678,418	a	1,322,915

Badger Meter	55,025		3,021,973
Black Box	43,063		1,145,476
Brocade Communications Systems	202,100	a	1,934,097
Ceragon Networks	90,600	a,b	293,544
Ciena	63,200	a	1,552,824
Cognex	46,592	a	1,754,655
CTS	41,719		851,902
Diebold	10,496		392,445
Dolby Laboratories, Cl. A	27,900	a,b	1,150,317
Electronics for Imaging	31,595	a	1,409,137
Emulex	116,950	a	851,396
GSI Group	84,890	a	1,065,370
Infinera	192,800	a,b	1,604,096
Ingram Micro, Cl. A	45,850	a	1,350,283
InvenSense	57,100	a,b	1,150,565
Itron	28,140	a	984,900
Jabil Circuit	38,400		710,784
Lexmark International, Cl. A	72,670		3,062,314
Maxwell Technologies	37,100	a	379,162
Mercury Systems	82,500	a	915,750
Methode Electronics	44,700		1,515,330
Oplink Communications	69,499	a	1,217,622
OSI Systems	10,900	a	670,023
Park Electrochemical	40,019		1,140,141
Plantronics	11,331		502,870
Plexus	12,543	a	516,144
Pulse Electronics	46,557	a	186,228
QLogic	136,475	a	1,558,544
Quantum	741,049	a	867,027
Sanmina	78,640	a	1,333,734
ScanSource	30,510	a	1,197,823
Sierra Wireless	64,800	a,b	1,325,808
SYNNEX	34,530	a	2,053,844
Vishay Intertechnology	332,122	b	4,696,205
Vishay Precision Group	52,650	a	901,895
Zebra Technologies, Cl. A	23,419	a	1,615,677
			53,198,714
Telecommunication Services--.1%
FairPoint Communications	45,500	a,b	604,240
Transportation--1.8%
Air Transport Services Group	112,460	a	718,620
Arkansas Best	24,025		799,072
Con-way	17,900		682,706
Danaos	136,111	a	838,444

JetBlue Airways	221,100	a,b	1,952,313
Landstar System	71,100		4,103,181
Ryder System	28,300		2,131,556
SkyWest	32,171		408,572
Werner Enterprises	33,118		856,100
			12,490,564
Utilities--2.2%
Atmos Energy	25,836		1,191,040
Dynegy	39,200	a,b	916,888
Empire District Electric	39,616		940,484
Hawaiian Electric Industries	3,188		81,007
NorthWestern	51,700		2,375,098
NRG Energy	47,021		1,366,900
Ormat Technologies	52,300	b	1,451,325
PNM Resources	52,800		1,380,720
Portland General Electric	80,965		2,574,687
Questar	129,700		3,080,375
			15,358,524
Total Common Stocks
(cost $530,613,582)			676,372,334
Investment of Cash Collateral for
Securities Loaned--9.2%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $64,472,197)	64,472,197	[d]	64,472,197
Total Investments (cost $595,085,779)	105.4%		740,844,531
Liabilities, Less Cash and Receivables	(5.4%)		(37,809,065)
Net Assets	100.0%		703,035,466

ADR - American Depository Receipts
ETF- Exchange-Traded Funds

a Non-income producing security.
b Security, or portion thereof, on loan. At February 28, 2014, the value of funds securities on loan was $65,190,731 and the value of the collateral held by the fund was $67,196,148, consisting of cash collateral of $64,472,197 and U.S. Government &
Agency securities valued at $2,723,951.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At February 28, 2014, net unrealized appreciation investments was $145,758,752 of which $154,784,900 related to appreciated investment securities and $9,026,148 related to depreciated investment securities. At February 28, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Capital Goods	12.0
Banks	10.1
Money Market Investment	9.2
Technology Hardware & Equipment	7.6
Software & Services	7.2
Materials	6.7
Energy	5.8
Health Care Equipment & Services	5.6
Semiconductors & Semiconductor Equipment	5.1
Insurance	4.4
Diversified Financials	4.1
Commercial & Professional Services	3.5
Retailing	3.3
Pharmaceuticals, Biotech & Life Sciences	3.0
Consumer Durables & Apparel	2.9
Real Estate	2.9
Utilities	2.2
Transportation	1.8
Automobiles & Components	1.7
Food, Beverage & Tobacco	1.6
Consumer Services	1.4
Household & Personal Products	1.1
Media	1.0
Food & Staples Retailing	.8
Exchange-Traded Funds	.3
Telecommunication Services	.1
105.4

† Based on net assets.

The following is a summary of the inputs used as of February 28, 2014 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	660,018,171	-	-	660,018,171
Equity Securities - Foreign Common Stocks+	14,219,583	-	-	14,219,583
Exchange-Traded Funds	2,134,580	-	-	2,134,580
Mutual Funds	64,472,197	-	-	64,472,197

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the
amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities
(Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level
1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the
Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.
For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as
Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New
York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least
100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S.
Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of
New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus U.S. Equity Fund
February 28, 2014 (Unaudited)

Common Stocks--98.8%	Shares		Value ($)
Capital Goods--19.0%
Boeing	152,900		19,711,868
Donaldson	404,100		17,311,644
Emerson Electric	242,700		15,838,602
Fastenal	370,500	a	17,483,895
Flowserve	203,800		16,550,598
MSC Industrial Direct, Cl. A	208,200		17,973,906
Precision Castparts	67,860		17,499,737
Rockwell Collins	224,700		18,546,738
W.W. Grainger	64,100		16,346,782
			157,263,770
Consumer Durables & Apparel--3.9%
Coach	277,000		13,520,370
NIKE, Cl. B	235,700		18,455,310
			31,975,680
Consumer Services--4.6%
McDonald's	170,600		16,232,590
Panera Bread, Cl. A	43,300	b	7,851,156
Starbucks	192,200		13,638,512
			37,722,258
Energy--8.2%
Apache	182,500		14,470,425
EOG Resources	101,460		19,218,553
Occidental Petroleum	165,500		15,974,060
Schlumberger	197,750		18,390,750
			68,053,788
Food & Staples Retailing--1.7%
Wal-Mart Stores	188,900		14,110,830
Food, Beverage & Tobacco--1.9%
Coca-Cola	417,800		15,959,960
Health Care Equipment & Services--11.3%
C.R. Bard	124,650		17,969,544
Intuitive Surgical	20,200	b	8,985,566
Meridian Bioscience	636,600		13,279,476

ResMed	356,800	a	15,706,336
Stryker	218,100		17,500,344
Varian Medical Systems	241,900	b	20,278,477
			93,719,743
Household & Personal Products--1.9%
Colgate-Palmolive	247,200		15,531,576
Materials--8.0%
FMC	220,500		17,018,190
Monsanto	139,100		15,303,782
Praxair	131,600		17,156,692
Sigma-Aldrich	174,000		16,427,340
			65,906,004
Pharmaceuticals, Biotech & Life Sciences--3.9%
Celgene	109,800	b	17,650,350
Johnson & Johnson	160,500		14,785,260
			32,435,610
Retailing--7.3%
Family Dollar Stores	250,300		16,394,650
The TJX Companies	315,300		19,378,338
Tractor Supply	120,200		8,481,312
Urban Outfitters	431,600	b	16,159,104
			60,413,404
Software & Services--17.4%
Adobe Systems	291,300	b	19,986,093
Automatic Data Processing	222,200		17,282,716
Google, Cl. A	16,960	b	20,617,424
MasterCard, Cl. A	283,700		22,049,164
Microsoft	433,100		16,592,061
Oracle	543,500		21,256,285
Paychex	372,000		15,534,720
Teradata	241,600	b	11,094,272
			144,412,735
Technology Hardware & Equipment--6.1%
Amphenol, Cl. A	191,800		16,882,236
Cisco Systems	776,000		16,916,800
QUALCOMM	218,500		16,450,865
			50,249,901
Transportation--3.6%
C.H. Robinson Worldwide	299,300	a	15,521,698
Expeditors International of

Washington	354,000	13,986,540
		29,508,238
Total Common Stocks
(cost $587,599,679)		817,263,497

Other Investment--.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,224,000)	2,224,000 [c]	2,224,000
Investment of Cash Collateral for
Securities Loaned--3.2%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $26,835,656)	26,835,656 [c]	26,835,656
Total Investments (cost $616,659,335)	102.3%	846,323,153
Liabilities, Less Cash and Receivables	(2.3%)	(18,957,764)
Net Assets	100.0%	827,365,389

a Security, or portion thereof, on loan. At February 28, 2014, the value of the fund's securities on loan was $26,278,795 and the value of the collateral held by the fund was $27,061,640, consisting of cash collateral of $26,835,656 and U.S. Government and Agency securities valued at $225,984.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

At February 28, 2014, net unrealized appreciation on investments was $229,663,818 of which $241,037,981 related to appreciated investment securities and $11,374,163 related to depreciated investment securities. At February 28, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Capital Goods	19.0
Software & Services	17.4
Health Care Equipment & Services	11.3
Energy	8.2
Materials	8.0
Retailing	7.3
Technology Hardware & Equipment	6.1
Consumer Services	4.6
Consumer Durables & Apparel	3.9

Pharmaceuticals, Biotech & Life Sciences	3.9
Transportation	3.6
Money Market Investments	3.5
Food, Beverage & Tobacco	1.9
Household & Personal Products	1.9
Food & Staples Retailing	1.7
102.3

† Based on net assets.

The following is a summary of the inputs used as of February 28, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	817,263,497	-	-	817,263,497
Mutual Funds	29,059,656	-	-	29,059,656

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the
amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities
(Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level
1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the
Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.
For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as
Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New
York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least
100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S.
Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of
New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Global Stock Fund
February 28, 2014 (Unaudited)

Common Stocks--97.3%	Shares	Value ($)
Australia--3.4%
CSL	515,200	33,193,033
Woodside Petroleum	790,000	26,753,016
		59,946,049
Canada--1.1%
Suncor Energy	611,200	20,163,584
China--3.0%
China Shenhua Energy, Cl. H	6,460,500	17,565,321
CNOOC	21,678,000	35,531,523
		53,096,844
Denmark--2.7%
Novo Nordisk, Cl. B	992,000	47,283,529
France--3.1%
Essilor International	182,100	19,017,345
L'Oreal	205,000	34,733,533
		53,750,878
Hong Kong--5.8%
AIA Group	7,017,000	34,313,953
China Mobile	2,855,500	27,136,366
CLP Holdings	1,301,000	10,150,769
Hong Kong & China Gas	14,047,434	30,265,007
		101,866,095
Japan--10.0%
Chugai Pharmaceutical	371,100	9,473,497
Denso	512,700	27,405,797
FANUC	201,200	34,904,058
Honda Motor	825,400	29,578,793
Keyence	33,557	14,399,471
Komatsu	1,357,500	28,425,199
Shin-Etsu Chemical	559,400	31,650,046
		175,836,861
Singapore--2.0%
DBS Group Holdings	2,657,369	34,630,802
Spain--1.8%
Inditex	226,000	32,536,164
Sweden--2.2%
Hennes & Mauritz, Cl. B	861,000	38,835,744
Switzerland--8.5%
Nestle	453,700	34,356,362
Novartis	150,700	12,585,463
Roche Holding	128,700	39,714,815

SGS	5,000		12,387,720
Swatch Group-BR	23,400	a	15,617,737
Syngenta	97,700		35,547,470
			150,209,567
Taiwan--2.0%
Taiwan Semiconductor Manufacturing, ADR	1,932,800		34,925,696
United Kingdom--9.7%
BG Group	1,932,000		35,215,212
HSBC Holdings	3,353,000		35,355,908
Reckitt Benckiser Group	435,700		35,852,336
Standard Chartered	1,681,000		35,608,443
Tesco	5,322,000		29,337,928
			171,369,827
United States--42.0%
Adobe Systems	678,900	a	46,579,329
Amphenol, Cl. A	165,400		14,558,508
Automatic Data Processing	422,900		32,893,162
C.R. Bard	79,700		11,489,552
Cisco Systems	1,553,400		33,864,120
Colgate-Palmolive	517,800		32,533,374
EOG Resources	200,500		37,978,710
Fastenal	210,000		9,909,900
Google, Cl. A	35,400	a	43,034,010
Intuitive Surgical	42,600	a	18,949,758
Johnson & Johnson	341,000		31,412,920
MasterCard, Cl. A	492,000		38,238,240
Microsoft	967,600		37,068,756
NIKE, Cl. B	490,600		38,413,980
Oracle	950,200		37,162,322
Praxair	260,500		33,961,385
Precision Castparts	139,500		35,974,260
QUALCOMM	458,600		34,527,994
Schlumberger	379,500		35,293,500
Sigma-Aldrich	166,400		15,709,824
Stryker	448,300		35,971,592
The TJX Companies	564,100		34,669,586
W.W. Grainger	68,100		17,366,862
Wal-Mart Stores	417,800		31,209,660
			738,771,304
Total Common Stocks
(cost $1,338,023,578)			1,713,222,944

Other Investment--2.1%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $36,045,000)	36,045,000	[b]	36,045,000

Total Investments (cost $1,374,068,578)	99.4%	1,749,267,944
Cash and Receivables (Net)	.6%	11,305,528
Net Assets	100.0%	1,760,573,472

ADR - American Depository Receipts
BR- Bearer Certificate

a Non-income producing security.
b Investment in affiliated money market mutual fund.

At February 28, 2014, net unrealized appreciation on investments was $375,199,366 of which $395,061,968 related to appreciated investment securities and $19,862,602 related to depreciated investment securities. At February 28, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	20.9
Health Care	14.7
Consumer Discretionary	12.3
Energy	11.8
Consumer Staples	11.3
Financial	8.0
Industrial	7.9
Materials	6.6
Utilities	2.3
Money Market Investment	2.1
Telecommunication Services	1.5
99.4

† Based on net assets.

The following is a summary of the inputs used as of February 28, 2014 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs		Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	738,771,304		-	-	738,771,304
Equity Securities - Foreign Common Stocks+	974,451,640		-	-	974,451,640
Mutual Funds	36,045,000		-	-	36,045,000

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the
amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities
(Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level
1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the
Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.
For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as
Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New
York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least
100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S.
Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of
New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
International Stock Fund
February 28, 2014 (Unaudited)

Common Stocks--96.8%	Shares	Value ($)
Australia--8.5%
Coca-Cola Amatil	5,950,000	59,996,966
Cochlear	356,600	18,233,492
CSL	1,019,000	65,651,592
Woodside Petroleum	1,890,000	64,004,051
Woolworths	2,180,100	70,170,801
		278,056,902
Belgium--1.5%
Colruyt	849,000	47,138,672
Canada--2.0%
Suncor Energy	1,982,200	65,393,088
China--2.9%
China Shenhua Energy, Cl. H	10,513,000	28,583,580
CNOOC	40,653,000	66,632,669
		95,216,249
Denmark--2.7%
Novo Nordisk, Cl. B	1,840,000	87,703,320
Finland--1.4%
Kone, Cl. B	1,092,000	44,480,068
France--7.5%
Air Liquide	450,100	61,978,213
Danone	943,000	66,617,077
Essilor International	507,576	53,007,951
L'Oreal	366,700	62,130,666
		243,733,907
Germany--4.1%
Adidas	603,300	70,282,851
SAP	791,000	63,893,165
		134,176,016
Hong Kong--7.6%
AIA Group	13,518,200	66,105,584
China Mobile	5,678,500	53,963,878
CLP Holdings	6,249,000	48,756,461
Hang Lung Properties	8,857,000	24,594,694
Hong Kong & China Gas	25,634,026	55,228,162
		248,648,779
Italy--.5%
Tenaris, ADR	388,800	16,224,624
Japan--18.6%
AEON Mall	953,590	26,376,691

Chugai Pharmaceutical	628,000	16,031,679
Daito Trust Construction	644,500	59,940,970
Denso	1,270,300	67,902,447
FANUC	409,400	71,022,472
Honda Motor	1,597,100	57,233,209
INPEX	5,600,000	70,983,590
Keyence	98,520	42,275,409
Komatsu	2,912,300	60,981,736
Shimamura	204,300	18,448,629
Shin-Etsu Chemical	1,132,900	64,097,850
Tokio Marine Holdings	1,759,700	52,080,342
		607,375,024
Singapore--2.0%
DBS Group Holdings	2,401,226	31,292,749
Oversea-Chinese Banking	4,445,061	33,522,489
		64,815,238
Spain--2.1%
Inditex	477,000	68,671,461
Sweden--2.4%
Hennes & Mauritz, Cl. B	1,718,000	77,491,067
Switzerland--10.4%
Nestle	879,000	66,562,138
Novartis	839,000	70,067,709
Roche Holding	238,400	73,566,526
SGS	11,090	27,475,964
Swatch Group-BR	52,100	34,772,825
Syngenta	181,000	65,855,600
		338,300,762
Taiwan--2.0%
Taiwan Semiconductor Manufacturing, ADR	3,648,400	65,926,588
United Kingdom--20.6%
BG Group	3,575,000	65,162,723
Burberry Group	2,506,000	64,666,365
Centrica	11,790,000	62,979,504
Compass Group	4,369,900	69,114,347
HSBC Holdings	6,211,000	65,492,259
Reckitt Benckiser Group	895,900	73,720,697
SABMiller	1,418,000	69,501,423
Smith & Nephew	4,995,000	79,586,431
Standard Chartered	2,969,000	62,892,009
Tesco	10,811,000	59,596,457
		672,712,215
Total Common Stocks
(cost $2,667,511,048)		3,156,063,980

Other Investment--2.7%

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $87,600,000)	87,600,000 [a]	87,600,000
Total Investments (cost $2,755,111,048)	99.5%	3,243,663,980
Cash and Receivables (Net)	.5%	16,996,832
Net Assets	100.0%	3,260,660,812

ADR - American Depository Receipts
BR - Bearer of Certificate

a Investment in affiliated money market mutual fund.

At February 28, 2014, net unrealized appreciation on investments was $488,552,932 of which $577,564,838 related to
appreciated investment securities and $89,011,906 related to depreciated investment securities. At February 28, 2014,		the cost
of income tax purposes investments for federal was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †		Value (%)
Consumer Staples		17.6
Consumer Discretionary		16.2
Health Care		14.2
Financial		12.9
Energy		11.6
Industrial		6.3
Materials		5.9
Information Technology		5.3
Utilities		5.1
Money Market Investment		2.7
Telecommunication Services		1.7
		99.5

† Based on net assets.

The following is a summary of the inputs used as of February 28, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	3,156,063,980	-	-	3,156,063,980
Mutual Funds	87,600,000	-	-	87,600,000

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the
amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities
(Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level
1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the
Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.
For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as
Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New
York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least
100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S.
Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of
New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 24, 2014

By: /s/ James Windels
James Windels Treasurer
Date:	April 24, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)